CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 1,402,700	$ 1,021,033
Restricted cash and cash equivalents	34,888	26,042
Short-term investments	355,780	325,510
Accounts receivable, net of allowance of $13,760 and $11,555	778,334	614,735
Deferred income taxes	169,269	66,130
Income taxes receivable	17,161	64,296
Prepaid expenses and other current assets	166,357	101,541
Total current assets	2,924,489	2,219,287
Property and equipment, net	553,126	480,702
Long-term investments and other assets	286,882	250,626
Deferred income taxes	10,053	14,151
Intangible assets, net	1,290,087	1,111,041
Goodwill	3,955,901	3,663,674
TOTAL ASSETS	9,020,538	7,739,481
Current liabilities:
Accounts payable, merchant	1,188,483	1,044,259
Accounts payable, other	361,382	261,288
Deferred merchant bookings	1,761,258	1,350,319
Deferred revenue	62,206	39,746
Income taxes payable	59,661	61,874
Accrued expenses and other current liabilities	753,625	536,895
Total current liabilities	4,186,615	3,294,381
Long-term debt	1,746,787	1,249,412
Deferred income taxes	452,958	433,532
Other long-term liabilities	$ 180,376	$ 138,300
Commitments and contingencies
Redeemable noncontrolling interests	$ 560,073	$ 364,871
Stockholders' equity:
Additional paid-in capital	5,892,862	5,802,140
Treasury stock - Common stock, at cost	(3,998,120)	(3,465,675)
Retained earnings (deficit)	28,278	(209,218)
Accumulated other comprehensive income (loss)	(138,774)	18,197
Total Expedia, Inc. stockholders' equity	1,784,267	2,145,464
Non-redeemable noncontrolling interest	109,462	113,521
Total stockholders' equity	1,893,729	2,258,985
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	9,020,538	7,739,481
Common stock
Stockholders' equity:
Common stock	20	19
Class B Common Stock
Stockholders' equity:
Common stock	$ 1	$ 1